Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
CAMBIAR OPPORTUNITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambiar Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Opportunity Fund (the “Fund”) seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $10 billion at time of purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

●	Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments,

(c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $10 billion at time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 19.25% (quarter ended 6/30/2020) and the lowest return for a quarter was (21.60)% (quarter ended 3/31/2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

CAMBIAR OPPORTUNITY FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	12.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,146
Annual Return 2012	rr_AnnualReturn2012	8.56%
Annual Return 2013	rr_AnnualReturn2013	31.76%
Annual Return 2014	rr_AnnualReturn2014	8.86%
Annual Return 2015	rr_AnnualReturn2015	1.41%
Annual Return 2016	rr_AnnualReturn2016	13.13%
Annual Return 2017	rr_AnnualReturn2017	14.79%
Annual Return 2018	rr_AnnualReturn2018	(13.28%)
Annual Return 2019	rr_AnnualReturn2019	32.85%
Annual Return 2020	rr_AnnualReturn2020	16.58%
Annual Return 2021	rr_AnnualReturn2021	20.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.60%)
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	13.25%
10 Years	rr_AverageAnnualReturnYear10	12.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.29%
5 Years	rr_AverageAnnualReturnYear05	10.73%
10 Years	rr_AverageAnnualReturnYear10	10.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	9.88%
10 Years	rr_AverageAnnualReturnYear10	10.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMWX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 910
1 Year	rr_AverageAnnualReturnYear01	21.08%
5 Years	rr_AverageAnnualReturnYear05	13.47%
10 Years	rr_AverageAnnualReturnYear10	13.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
Cambiar Aggressive Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambiar Aggressive Value Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Aggressive Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world. For purposes of this policy, equity securities include common stocks and derivative instruments with economic characteristics similar to equity securities. The Fund may also sell securities short. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks and the Fund is generally unconstrained by any particular country, region, sector or market capitalization. The Fund’s investments may occasionally include derivative instruments and short positions. The derivative instruments in which the Fund invests will typically be call options, put options and swaps. While the Fund is generally unconstrained within its equity universe, the Fund will typically invest in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the highly focused nature of the Fund’s investment strategy, the Fund is considered to be non-diversified, and may invest a significant portion of its assets in a relatively small number of securities.

The Fund will invest a portion of its assets in the securities of foreign companies. The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The Fund may invest in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. The Adviser’s allocation among various foreign countries does not seek to replicate any particular index’s country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign companies, including emerging markets companies.

The Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. From time to time, the Fund may also focus its investments in a particular geographic region.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

To the extent the Fund invests in derivatives, those instruments will primarily be intended to hedge against the risk of unfavorable price movements in the underlying instruments, to increase long exposure to underlying instruments, to provide short exposure, to manage cash flows or currency exposure, or for other purposes.

The Fund may buy and sell securities more frequently than other mutual funds, which could result in the Fund having a higher portfolio turnover rate than other mutual funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and American Depositary Receipts (“ADRs”), it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and at the price that the Fund would like, which may result in the Fund accepting a lower price to sell the derivative, selling other assets to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor its financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may not be effective in hedging the intended risk, may not be in place at the appropriate time to hedge the intended risk or may limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

The Fund may seek to increase returns and reduce risk by using short sales or financial derivatives such as options. Short sales will cause the Fund to lose money if the value of a security sold short rises. When the Fund sells securities “short,” the Fund may be subject to substantially higher risks and greater volatility. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short, albeit at a higher price. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than other mutual funds since it may buy and sell securities more frequently than other mutual funds. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders in taxable accounts generally pay taxes on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds that do not engage in short sales.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares would be lower.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.11% (quarter ended 6/30/2020) and the lowest return for a quarter was (31.93)% (quarter ended 3/31/2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Cambiar Aggressive Value Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.03%
10 Years	rr_AverageAnnualReturnYear10	12.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Cambiar Aggressive Value Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMAX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,458
Annual Return 2012	rr_AnnualReturn2012	5.98%
Annual Return 2013	rr_AnnualReturn2013	52.05%
Annual Return 2014	rr_AnnualReturn2014	1.87%
Annual Return 2015	rr_AnnualReturn2015	10.32%
Annual Return 2016	rr_AnnualReturn2016	1.26%
Annual Return 2017	rr_AnnualReturn2017	6.48%
Annual Return 2018	rr_AnnualReturn2018	(21.79%)
Annual Return 2019	rr_AnnualReturn2019	30.07%
Annual Return 2020	rr_AnnualReturn2020	7.94%
Annual Return 2021	rr_AnnualReturn2021	19.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.93%)
1 Year	rr_AverageAnnualReturnYear01	19.49%
5 Years	rr_AverageAnnualReturnYear05	6.91%
10 Years	rr_AverageAnnualReturnYear10	9.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Cambiar Aggressive Value Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.40%
5 Years	rr_AverageAnnualReturnYear05	6.74%
10 Years	rr_AverageAnnualReturnYear10	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Cambiar Aggressive Value Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Cambiar Aggressive Value Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,401
CAMBIAR INTERNATIONAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambiar International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar International Equity Fund (the “Fund”) seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 15% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund may purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and markets and represent an ownership interest in a foreign security, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 16.23% (quarter ended 6/30/2020) and the lowest return for a quarter was (27.05)% (quarter ended 3/31/2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 30, 2012. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 30, 2012. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

CAMBIAR INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	9.55%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[7]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,351
Annual Return 2012	rr_AnnualReturn2012	16.95%
Annual Return 2013	rr_AnnualReturn2013	26.57%
Annual Return 2014	rr_AnnualReturn2014	(8.32%)
Annual Return 2015	rr_AnnualReturn2015	7.57%
Annual Return 2016	rr_AnnualReturn2016	(0.93%)
Annual Return 2017	rr_AnnualReturn2017	21.25%
Annual Return 2018	rr_AnnualReturn2018	(18.21%)
Annual Return 2019	rr_AnnualReturn2019	19.79%
Annual Return 2020	rr_AnnualReturn2020	(0.23%)
Annual Return 2021	rr_AnnualReturn2021	5.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.05%)
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[7]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,258
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR SMID FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambiar SMID Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar SMID Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small- and mid-sized companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2500® Value Index ($38.6 billion as of December 31, 2021) or $12 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.58% (quarter ended 12/31/2020) and the lowest return for a quarter was (31.26)% (quarter ended 3/31/2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2014. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2014. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

CAMBIAR SMID FUND | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.78%
5 Years	rr_AverageAnnualReturnYear05	9.88%
10 Years	rr_AverageAnnualReturnYear10	12.43%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMMX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[11]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,293
Annual Return 2012	rr_AnnualReturn2012	11.77%
Annual Return 2013	rr_AnnualReturn2013	46.15%
Annual Return 2014	rr_AnnualReturn2014	5.60%
Annual Return 2015	rr_AnnualReturn2015	(7.13%)
Annual Return 2016	rr_AnnualReturn2016	17.96%
Annual Return 2017	rr_AnnualReturn2017	11.77%
Annual Return 2018	rr_AnnualReturn2018	(2.62%)
Annual Return 2019	rr_AnnualReturn2019	31.00%
Annual Return 2020	rr_AnnualReturn2020	9.59%
Annual Return 2021	rr_AnnualReturn2021	23.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.26%)
1 Year	rr_AverageAnnualReturnYear01	23.35%
5 Years	rr_AverageAnnualReturnYear05	14.03%
10 Years	rr_AverageAnnualReturnYear10	13.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.00%
5 Years	rr_AverageAnnualReturnYear05	12.58%
10 Years	rr_AverageAnnualReturnYear10	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	10.82%
10 Years	rr_AverageAnnualReturnYear10	11.30%
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMUX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[11]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200
1 Year	rr_AverageAnnualReturnYear01	23.44%
5 Years	rr_AverageAnnualReturnYear05	14.08%
10 Years	rr_AverageAnnualReturnYear10	13.83%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambiar Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000® Value Index ($13.9 billion as of December 31, 2021) or $3.5 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 24.82% (quarter ended 6/30/2020) and the lowest return for a quarter was (31.44)% (quarter ended 3/31/2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

CAMBIAR SMALL CAP FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[13]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%	[14]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,509
Annual Return 2012	rr_AnnualReturn2012	13.07%
Annual Return 2013	rr_AnnualReturn2013	36.88%
Annual Return 2014	rr_AnnualReturn2014	(0.41%)
Annual Return 2015	rr_AnnualReturn2015	(9.58%)
Annual Return 2016	rr_AnnualReturn2016	17.08%
Annual Return 2017	rr_AnnualReturn2017	3.99%
Annual Return 2018	rr_AnnualReturn2018	(12.37%)
Annual Return 2019	rr_AnnualReturn2019	28.98%
Annual Return 2020	rr_AnnualReturn2020	9.51%
Annual Return 2021	rr_AnnualReturn2021	17.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.44%)
1 Year	rr_AverageAnnualReturnYear01	17.30%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMZX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[13]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[14]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,290
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambiar International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. The equity securities in which the Fund invests are generally common stocks traded on foreign exchanges, although it may also purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and markets and represent an ownership interest in a foreign security. The Fund generally considers small-cap foreign companies to be those with market capitalizations not greater than either that of the largest company in the MSCI EAFE Small Cap Index ($21.2 billion as of December 31, 2021) or $5 billion, whichever is greater at the time of initial purchase.

The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, the Fund may invest up to 15% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging market countries are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. These risks may be heightened when investing in the securities of small-cap foreign companies. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S.

Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund’s highest return for a quarter was 21.27% (quarter ended 12/31/2020) and the lowest return for a quarter was (28.40)% (quarter ended 3/31/2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR INTERNATIONAL SMALL CAP FUND | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2014
CAMBIAR INTERNATIONAL SMALL CAP FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAMFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[16]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[17]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,462
Annual Return 2015	rr_AnnualReturn2015	3.89%
Annual Return 2016	rr_AnnualReturn2016	1.30%
Annual Return 2017	rr_AnnualReturn2017	33.75%
Annual Return 2018	rr_AnnualReturn2018	(13.40%)
Annual Return 2019	rr_AnnualReturn2019	23.48%
Annual Return 2020	rr_AnnualReturn2020	12.59%
Annual Return 2021	rr_AnnualReturn2021	1.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.40%)
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2014
CAMBIAR INTERNATIONAL SMALL CAP FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2014
CAMBIAR INTERNATIONAL SMALL CAP FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2014

[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.
[3]	As a percentage of amount redeemed, if shares redeemed have been held for less than 180 days.
[4]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[5]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.
[6]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.
[7]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[8]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.
[9]	The Since Inception after-tax returns include performance prior to the Fund’s registration as a mutual fund on September 9, 2002, which has not been adjusted to reflect distributions that are generally required for a mutual fund. If the adjustments had been made, the Since Inception after-tax returns may have been lower. More information about the Fund’s history and performance can be found on page 80.
[10]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.
[11]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[12]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.
[13]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.
[14]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[15]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.
[16]	As a percentage of amount redeemed, if shares redeemed have been held for less than 180 days.
[17]	The Fund’s Institutional Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Institutional Class Shares.
[18]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the Fund’s Institutional Class Shares’ average daily net assets until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.